Organization (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company
As of December 31, 2021, the Company’s principal subsidiaries and VIEs where Autohome WFOE, Chezhiying WFOE and TTP WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Principal Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
Fetchauto Limited (UK)	October 8, 2019	United Kingdom	100%
Fetchauto Limited (Ireland)	October 18, 2019	Ireland	100%
FetchAuto GmbH	December 23, 2019	Germany	100%
TTP Car Inc. (“TTP”)	June 12, 2015	Cayman Islands	51% (Note)
Auto Pai Ltd.	September 25, 2020	British Virgin Islands	51%
TTP Car (HK) Limited	June 23, 2015	Hong Kong	51%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%
Autohome Shanghai Advertising Co., Ltd. (“Shanghai Advertising”)	September 29, 2013	PRC	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	PRC	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	PRC	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	PRC	100%
Tianjin Autohome Software Co., Ltd.	October 15, 2018	PRC	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	PRC	100%
Shanghai Jinpai E-commerce Co., Ltd. (“TTP WFOE”)	July 31, 2015	PRC	51%

Principal VIEs and VIEs’ subsidiaries
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	PRC
Shanghai Jinwu Auto Technology Consultant Co., Ltd. (“Shanghai Jinwu”)	September 20, 2007	PRC	—

Schedule of Assets, Liabilities, and Cash Flows of VIEs
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidat
e
d statements of comprehensive income and consolidated statements of cash flows.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Current assets	558,442	735,968	115,489
Non-current assets	2,077,768	1,922,848	301,737

Total assets	2,636,210	2,658,816	417,226

Accrued expenses and other payables	497,742	255,661	40,119
Advance from customers	87,604	88,699	13,919
Deferred revenue	17,644	31,485	4,941
Inter-company payables	103,393	524,983	82,381

Total current liabilities	706,383	900,828	141,360

Other liabilities	9,054	4,202	659
Deferred tax liabilities	66,247	56,462	8,860

Total non-current liabilities	75,301	60,664	9,519

Total liabilities	781,684	961,492	150,879

Net assets	1,854,526	1,697,324	266,347

Note: The non-current assets, total assets and net assets of VIEs and VIEs’ subsidiaries as of December 31, 2020 have been revised to increase the intangible assets by RMB
 423,800
from amounts previously presented, to correct an immaterial disclosure error under which certain intangible assets were omitted from the presentation.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net revenues	702,040	700,608	948,520	148,844
Net (loss)/income	(848)	23,342	(89,397)	(14,028)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(446,358)	23,147	411,966	64,646
Net cash generated /(used in) from investing activities	478,513	193,190	(386,343)	(60,626)
Net cash generated from financing activities	—	—	163,424	25,645